Share-based payments - Movements in option and award plans (Details) - GBP (£)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Share value plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of year/acquisition date, Number of options	[1],[2]	167,476,000	291,464,000
Transfers in the year	[1],[2],[3]	(2,450,000)	59,990,000
Granted in the year, number of options	[1],[2]	855,000	322,000
Exercised/released in the year, number of options	[1],[2]	102,752,000	172,718,000
Less: forfeited in the year, number of options	[1],[2]	4,759,000	11,582,000
Less: expired in the year, number of options	[1],[2]	0	0
Outstanding at end of year, Number of options	[1],[2]	58,370,000	167,476,000
Of which exercisable, number of options	[1],[2]	0	0
Outstanding at beginning of year/acquisition date, Weighted average		£ 0	£ 0
Granted in the year, weighted average exercise price		0	0
Exercised/released in the year, weighted average exercise price		0	0
Less: forfeited in the year, weighted average exercise price		0	0
Less: expired in the year, weighted average exercise price		0	0
Outstanding at end of year, Weighted average exercise price		£ 0	£ 0
Deferred share value plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of year/acquisition date, Number of options	[1],[2]	115,929,000	0
Transfers in the year	[1],[2],[3]	(2,547,000)	0
Granted in the year, number of options	[1],[2]	119,668,000	121,885,000
Exercised/released in the year, number of options	[1],[2]	39,820,000	1,964,000
Less: forfeited in the year, number of options	[1],[2]	9,268,000	3,992,000
Less: expired in the year, number of options	[1],[2]	0	0
Outstanding at end of year, Number of options	[1],[2]	183,962,000	115,929,000
Of which exercisable, number of options	[1],[2]	18,000	0
Outstanding at beginning of year/acquisition date, Weighted average		£ 0	£ 0
Granted in the year, weighted average exercise price		0	0
Exercised/released in the year, weighted average exercise price		0	0
Less: forfeited in the year, weighted average exercise price		0	0
Less: expired in the year, weighted average exercise price		0	0
Outstanding at end of year, Weighted average exercise price		£ 0	£ 0
Others [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of year/acquisition date, Number of options	[4]	129,307,000	180,265,000	[2]
Transfers in the year	[2],[4]	(90,609,000)	(49,822,000)
Granted in the year, number of options	[2],[4]	61,736,000	88,597,000
Exercised/released in the year, number of options	[2],[4]	56,498,000	73,762,000
Less: forfeited in the year, number of options	[2],[4]	5,844,000	12,247,000
Less: expired in the year, number of options	[2],[4]	0	3,724,000
Outstanding at end of year, Number of options	[4]	38,092,000	129,307,000
Sharesave [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Of which exercisable, number of options		1,339,640
Outstanding at beginning of year/acquisition date, Weighted average	[2],[4]	£ 1.41	£ 1.38
Granted in the year, weighted average exercise price	[2],[4]	1.51	1.66
Exercised/released in the year, weighted average exercise price	[2],[4]	1.5	1.52
Less: forfeited in the year, weighted average exercise price	[2],[4]	1.52	1.42
Less: expired in the year, weighted average exercise price	[2],[4]	1.72	2.03
Outstanding at end of year, Weighted average exercise price	[2],[4]	1.39	1.41
Of which exercisable, weighted average exercise price	[2],[4]	£ 1.9	£ 1.58

[1]	Nil cost award and therefore the weighted average exercise price was nil.
[2]	Options/award granted over Barclays PLC shares.
[3]	Awards of employees transferred between Barclays Bank Group and the
[4]

The number of awards within Others at the end of the year principally relates to Sharesave (number of awards exercisable at end of year was (1,339,640) ) . The weighted average exercise price relates to Sharesave.